Leases - Schedule of Maturities of Operating Leases (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
2020		$ 635
2021		620
2022		634
2023		655
2024		670
Thereafter		932
Total operating lease payments		4,146
Less imputed interest		(846)
Operating lease liabilities	$ 5	$ 3,300	$ 3,458	$ 3,458